Business combinations - Datum (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Mar. 31, 2023 CAD ($)	Jul. 01, 2022 CAD ($) shares	Jul. 01, 2022 USD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 shares	Mar. 31, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jun. 01, 2022 CAD ($)	Jun. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	$ 7,037			$ 4,082		$ 7,037
Share-based compensation				2,764		3,745
Revenues				491,125		522,701
Loss before income taxes				(16,599)		(36,354)
Business acquisition, integration and reorganization costs				3,384		18,079
Datum Consulting Group, LLC
Disclosure of detailed information about business combination [line items]
Revenue from business acquired						16,326
Profit (loss) from business acquired						(15,762)
Amortisation expense						5,658
Contingent consideration recognised as of acquisition date	9,157			(3,827)		9,157
Share-based compensation						2,644
Acquisition related costs						2,099
Consideration paid		$ 58,550	$ 45,488
Cash consideration for acquisition		17,430
Issuance of shares		$ 5,552
Contingent consideration, payable in cash, percentage		75.00%								75.00%
Contingent consideration, payable in shares, percentage		25.00%								25.00%
Subordinate Voting Shares Available For Issuance, Business Combination | shares		1,517,151	1,517,151
Subordinate Voting Shares Available For Issuance, Value, Business Combination		$ 4,511	$ 3,505
Business acquisition, integration and reorganization costs	1,369
Datum Consulting Group, LLC | Cash Settlement
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	7,037					7,037			$ 5,202
Datum Consulting Group, LLC | Share Settlement
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	$ 2,120					$ 2,120
Datum Consulting Group, LLC | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		5,551,961	5,551,961
Equity interest issued or issuable				$ 1,924	$ 1,438		$ 5,552
Datum Consulting Group, LLC | Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		1,867,262	1,867,262	622,421	622,421	1,867,262	1,867,262	1,867,262
Datum Consulting Group, LLC | Purchase Consideration
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 35,010	$ 27,200
Cash consideration for acquisition		17,430								$ 13,542
Issuance of shares		5,552								4,313
Deferred cash consideration		12,028	9,345
Datum Consulting Group, LLC | Other Deferred Consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date											$ 16,733	$ 13,000
Consideration paid		23,540	$ 18,288
Cash consideration for acquisition		$ 1,255								$ 975
Datum Consulting Group, LLC | Other Deferred Consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Equity interest issued or issuable				$ 5,552	$ 4,313
Datum Consulting Group, LLC | Other Deferred Consideration | Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares				1,867,261	1,867,261
Datum Consulting Group, LLC | Pro Forma
Disclosure of detailed information about business combination [line items]
Revenues						$ 526,492
Loss before income taxes						$ (38,991)